Operating Segments and Geographic Data - Segment Sales and Operating Revenues (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Total Sales and Other Operating Revenues	$ 196,913	$ 235,717	$ 155,606
Oil and Gas
Segment Reporting Information [Line Items]
Total Sales and Other Operating Revenues	196,913	235,717	155,606
Oil and Gas | Upstream
Segment Reporting Information [Line Items]
Total Sales and Other Operating Revenues	45,742	63,293	43,992
Oil and Gas | Downstream
Segment Reporting Information [Line Items]
Total Sales and Other Operating Revenues	151,038	172,308	111,490
Oil and Gas | Corporate, Non-Segment
Segment Reporting Information [Line Items]
Total Sales and Other Operating Revenues	597	518	508
Oil and Gas | Corporate, Non-Segment | United States
Segment Reporting Information [Line Items]
Total Sales and Other Operating Revenues	595	515	506
Oil and Gas | Corporate, Non-Segment | International
Segment Reporting Information [Line Items]
Total Sales and Other Operating Revenues	2	3	2
Oil and Gas | Operating Segments
Segment Reporting Information [Line Items]
Total Sales and Other Operating Revenues	246,142	287,061	185,955
Oil and Gas | Operating Segments | United States
Segment Reporting Information [Line Items]
Total Sales and Other Operating Revenues	124,277	143,161	86,934
Oil and Gas | Operating Segments | International
Segment Reporting Information [Line Items]
Total Sales and Other Operating Revenues	121,865	143,900	99,021
Oil and Gas | Operating Segments | Upstream
Segment Reporting Information [Line Items]
Total Sales and Other Operating Revenues	83,920	106,978	70,140
Oil and Gas | Operating Segments | Upstream | United States
Segment Reporting Information [Line Items]
Total Sales and Other Operating Revenues	40,115	50,822	29,219
Oil and Gas | Operating Segments | Upstream | International
Segment Reporting Information [Line Items]
Total Sales and Other Operating Revenues	43,805	56,156	40,921
Oil and Gas | Operating Segments | Downstream
Segment Reporting Information [Line Items]
Total Sales and Other Operating Revenues	161,625	179,565	115,307
Oil and Gas | Operating Segments | Downstream | United States
Segment Reporting Information [Line Items]
Total Sales and Other Operating Revenues	83,567	91,824	57,209
Oil and Gas | Operating Segments | Downstream | International
Segment Reporting Information [Line Items]
Total Sales and Other Operating Revenues	78,058	87,741	58,098
Oil and Gas | Intersegment | United States
Segment Reporting Information [Line Items]
Total Sales and Other Operating Revenues	(462)	(400)	(382)
Oil and Gas | Intersegment | International
Segment Reporting Information [Line Items]
Total Sales and Other Operating Revenues	(2)	(2)	(2)
Oil and Gas | Intersegment | Upstream | United States
Segment Reporting Information [Line Items]
Total Sales and Other Operating Revenues	(26,307)	(29,870)	(15,154)
Oil and Gas | Intersegment | Upstream | International
Segment Reporting Information [Line Items]
Total Sales and Other Operating Revenues	(11,871)	(13,815)	(10,994)
Oil and Gas | Intersegment | Downstream | United States
Segment Reporting Information [Line Items]
Total Sales and Other Operating Revenues	(8,793)	(5,529)	(2,296)
Oil and Gas | Intersegment | Downstream | International
Segment Reporting Information [Line Items]
Total Sales and Other Operating Revenues	(1,794)	(1,728)	(1,521)
Oil and Gas | Corporate and Eliminations
Segment Reporting Information [Line Items]
Total Sales and Other Operating Revenues	133	116	124
Oil and Gas | Intersegment Elimination | United States
Segment Reporting Information [Line Items]
Total Sales and Other Operating Revenues	(35,562)	(35,799)	(17,832)
Oil and Gas | Intersegment Elimination | International
Segment Reporting Information [Line Items]
Total Sales and Other Operating Revenues	$ (13,667)	$ (15,545)	$ (12,517)